Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxing jurisdictions related to income taxes are the Unites States Federal Government, the State of Colorado and the State of California. The provision for income taxes is as follows:

	Year Ended June 30,
	2015	2014

Current tax benefit
Federal	$-	$-
State	-	-
	-	-

Deferred tax benefit
Federal	3,774,110	2,006,831
State	432,091	79,548
Change in valuation allowance	(4,206,202)	(2,086,379)
	-	-
Total tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes are a result of differences between income tax accounting and GAAP with respect to income and expenses. The following is a summary of the components of deferred taxes recognized in the financial statements as of June 30, 2015 and 2014:

	As of June 30,
	2015	2014

Deferred tax assets
Net operating loss carryforward	$5,170,221	$2,267,379
Start-up and organizational expenses	181,154	457,495
Stock-based compensation	3,080,604	1,683,247
Derivative expense	12,275	129,986
Other	317,149	17,093
Total deferred tax assets	8,761,404	4,555,200

Valuation allowance	(8,761,404)	(4,555,200)
Net deferred taxes	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate of 34% to pretax income for the following periods, due to the following:

	Year Ended June 30,
	2015	2014

Computed "expected" tax expense (benefit)	$(3,863,260)	$(3,308,354)
Change in income taxes from:
State taxes net of federal benefit	(432,091)	(79,549)
Permanent differences	229,208	1,301,524
Prior period adjustment	(140,059)	-
Change in valuation allowance	4,206,202	2,086,379
	$-	$-